RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of Transactions Between Related Parties
The following table lists the related party balances included within the consolidated financial statements.

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Revenue from private funds and advisory services	$160,088	$50,693
Income from equity-accounted investments in multi-family rental properties	1,550	2,255
Income from equity-accounted investments in Canadian residential developments	11,198	8,200
Income from investments in U.S. residential developments	16,897	31,726
Performance fees expense	(35,854)	(42,272)
Gain on sale of Bryson MPC Holdings LLC	5,060	—
Net income recognized from related parties	$158,939	$50,602
The items set out below are included on various line items in the Company’s consolidated financial statements.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Receivables from related parties included in amounts receivable
Contractual fees and other receivables from investments managed	$14,976	$11,906
Employee relocation housing loan(1)	1,477	1,578
Loan receivables from portfolio investments	—	8,629
Annual incentive plan(2)	26,111	25,469
Long-term incentive plan(2)	30,929	29,345
Performance fees liability	39,893	48,358
Dividends payable	497	472
Other payables to related parties included in amounts payable and accrued liabilities	166	200
(1) The employee relocation housing loan is non-interest bearing for a term of ten years, maturing in 2028.
(2) Balances from compensation arrangements are due to employees deemed to be key management personnel of the Company.
Compensation awarded to key management is as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Total salaries and benefits	$2,499	$2,558
Total AIP	12,996	13,945
Total LTIP	8,399	3,882
Total performance fees expense	24,374	26,487
Total key management compensation	$48,268	$46,872